Policyholder liabilities and unallocated surplus - Reconciliation of gross and reinsurers' share of policyholder liabilities and unallocated surplus (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Policyholder liabilities and unallocated surplus
Insurance contract liabilities at beginning of period	$ (150,755)
Insurance contract liabilities at end of period	(121,213)	$ (150,755)
Investment contract liabilities at beginning of period	(1,160)
Removal of discontinued operations		3,188
Income and expense included in the income statement	88	189
Other movements	(26)	(75)
Foreign exchange translation differences	48	(3)
Investment contract liabilities at end of period	(1,050)	(1,160)
Unallocated surplus of with-profits funds on the consolidated statement of financial position	(5,384)	(5,217)
Unallocated surplus of with-profits funds on the consolidated statement of financial position	(3,495)	(5,384)
Claims paid	(9,343)	(8,845)
Claim amount attributable to reinsurers	740	581
Thailand
Policyholder liabilities and unallocated surplus
Valuation interest rate impact on policyholder liabilities		160
With-profits business
Policyholder liabilities and unallocated surplus
Unallocated surplus of with-profits funds on the consolidated statement of financial position	(5,384)	(5,217)
Income and expense included in the income statement	1,868	(202)
Foreign exchange translation differences	21	35
Unallocated surplus of with-profits funds on the consolidated statement of financial position	(3,495)	(5,384)
Contract liabilities (before reinsurers' share)
Policyholder liabilities and unallocated surplus
Insurance contract liabilities at beginning of period	(150,755)
Removal of discontinued operations		293,325
Income (expense) included in the income statement	27,252	(9,082)
Foreign exchange translation differences	2,290	1,789
Insurance contract liabilities at end of period	(121,213)	(150,755)
Reinsurers' share
Policyholder liabilities and unallocated surplus
Insurance contract liabilities at beginning of period	9,753
Removal of discontinued operations		(35,232)
Income (expense) included in the income statement	(6,908)	(1,552)
Foreign exchange translation differences	(38)	(58)
Insurance contract liabilities at end of period	$ 2,807	9,753
Continuing and discontinued operations
Policyholder liabilities and unallocated surplus
Investment contract liabilities at beginning of period		(4,459)
Continuing and discontinued operations | With-profits business
Policyholder liabilities and unallocated surplus
Unallocated surplus of with-profits funds on the consolidated statement of financial position		(5,217)
Continuing and discontinued operations | Contract liabilities (before reinsurers' share)
Policyholder liabilities and unallocated surplus
Insurance contract liabilities at beginning of period		(436,787)
Continuing and discontinued operations | Reinsurers' share
Policyholder liabilities and unallocated surplus
Insurance contract liabilities at beginning of period		$ 46,595